Assets held for sale and Vessels and drydock - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) vessel
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 3,842,071
Property, plant and equipment	3,144,735
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,918,357
Additions	25,573
Disposals of vessels	(780,891)
Fully depreciated assets	(3,222)
Property, plant and equipment	4,159,817
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,076,286)
Disposals of vessels	143,141
Charge for the period	(85,159)
Fully depreciated assets	(3,222)
Property, plant and equipment	(1,015,082)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,762,479
Property, plant and equipment	$ 3,084,008
Number of vessels in agreement to sell | vessel	17
Vessels | LR2
Reconciliation of changes in property, plant and equipment [abstract]
Number of vessels in agreement to sell | vessel	3
Vessels | LR1
Reconciliation of changes in property, plant and equipment [abstract]
Number of vessels in agreement to sell | vessel	12
Vessels | MR
Reconciliation of changes in property, plant and equipment [abstract]
Number of vessels in agreement to sell | vessel	2
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 4,782,886
Additions	16,713
Disposals of vessels	(758,250)
Fully depreciated assets	0
Property, plant and equipment	4,041,349
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,020,407)
Disposals of vessels	136,581
Charge for the period	(73,515)
Fully depreciated assets	0
Property, plant and equipment	(957,341)
Drydock
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	79,592
Property, plant and equipment	60,727
Drydock | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	135,471
Additions	8,860
Disposals of vessels	(22,641)
Fully depreciated assets	(3,222)
Property, plant and equipment	118,468
Drydock | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(55,879)
Disposals of vessels	6,560
Charge for the period	(11,644)
Fully depreciated assets	(3,222)
Property, plant and equipment	$ (57,741)